U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  204549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



     1.    Name and address of issuer:

               SG Cowen Funds, Inc.
               560 Lexington Avenue
               New York, NY 10022

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ x]

     3.    Investment Company Act File Number:     811-5388

           Securities Act File Number:             33-18505

     4(a). Last day of fiscal year for which this notice is filed:

               November 30, 2001

     4(b). [  ] Check box if this Form is being filed late (i.e.,more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

     4(c). [ X] Check box if this is the last time the issuer will be filing this Form. For the period 12/1/2001 to liquidation date of 12/27/2001

     5.    Calculation of registration fee:

            (i)  Aggregate sale price of securities sold
                 during the fiscal year pursuant rule 24(f):
                                                           $ 3,437,749

           (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                              $ 7,013,249

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                               $ 28,504,878







            (iv) Total available redemption credits [add Items
                 5(ii) and 5(iii)]:
                                                 $ 35,518,227

            (v)  Net sales-- if Item 5(i) is greater than
                 Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:

                                                                $ 0
 __________________________________________________________________
|           (vi)  Redemption credits available for use in future
|      years-- if Item 5(i) is less than Item 5(iv)                  |
|      Subtract Item 5(iv) form Item 5(i):                           |
|                                                                    |
|                                        $(35,518,227)               |
|____________________________________________________________________|

          (vii)  Multiplier for determining registration fee
                 (See instruction C.9):

                                                  x 1/38 of 1%

         (viii)  Registration fee due [multiply Item 5(v) by
                 Item 5(vii)] (enter "0" if no fee is due):

                                                  =     $     0
                                                _________________

     6.    Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securitiesnumber of shares or other units deducted here: NONE.

           If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE .

     7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                         + $        0.00

     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                         =          $    0.00
                                             ________________
     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                     [na ]  Wire Transfer
                     [na ]  Mail or Other Means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Rodd M. Baxter
                                          Rodd M. Baxter, Secretary

Date:     February 21, 2002

*Please print the name and title of the signing officer below the signature.






                              Rodd M. Baxter
                              SG Cowen Asset Management, Inc.
                              560 Lexington Avenue
                              New York, NY  10022

                              February 21, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Rule 24f-2 Notice
               SG Cowen Funds, Inc.
               Securities Act File No. 33-18505
               Investment Company Act File No. 811-5388

Gentlemen:

   Enclosed for filing is the 24f-2 Notice of SG Cowen Funds, Inc. the "Fund") for the period from its fiscal year ended
November 30, 2001 to the liquidation date of December 27,2001.

   Please note that no fee is due for this filing since redemptions exceeded sales.

   Please acknowledge receipt of this filing by sending a notice and a copy of the filing to me via the internet at Cathy.SMITH@us.socgen.com.

                              Very truly yours,

                              /s/ Rodd M. Baxter
                                  Rodd M. Baxter


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice
     SG Cowen Funds, Inc.
     Securities Act File No. 033-18505
     Investment Company Act File No.811-5388

Gentlemen:

     You have requested that as counsel to SG Cowen Funds, Inc. ("the Fund") I render an opinion in connection with the filing by the fund of a notice required by Rule 24F-2 under the Investment Company Act of 1940 (the
"Notice") for the period from December 1, 2001 to its liquidation date of December 27, 2001. Paragraph 4 of the Notice states that, during the the period December 1, 2001 to liquidation date of December 27, 2001 the Fund had net sales of $3,437,749 worth of its shares of common stock, $.001 par value per share (the "Shares"). The Notice also states that that the aggregate public offering price of shares sold was $3,437,749 including $1,972,986 of shares issued upon automatic reinvestment of dividends), and an aggregate of $7,013,249 worth of shares were redeemed during the fiscal year. As stated in paragraph 5 of the Notice, all of the shares were sold in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     I have examined the Fund's Articles of Incorporation, its By-Laws, Resolutions adopted by its Board of Directors, and other records and documents that I have deemed necessary for the purpose of this opinion. I have also examined other certain other documents, papers, statutes and authorities that I have deemed necessary to form an opinion hereinafter expressed.

     On the basis of the foregoing, and assuming all of the shares were sold in accordance with the terms of the Fund's prospectus in effect at the time of sale, I am of the opinion that the shares were legally issued, fully paid and non-assessable by the Fund.

                                      Very truly yours,
February 21, 2002
                                      /s/ Rodd M. Baxter
                                          Rodd M. Baxter

                                       SG Cowen Asset Management, Inc.
                                       560 Lexington Avenue
                                       New York, New York 10022